WBI Power Factor High Dividend ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.5%
	Automobiles & Components - 4.5%
277,591	Ford Motor Co.	$3,497,647
	Banks - 11.4%
75,345	Citigroup, Inc.	3,532,927
19,054	Columbia Banking System, Inc.	408,137
13,789	Hope Bancorp, Inc.	135,408
58,706	Huntington Bancshares, Inc. +	657,507
52,978	Key Corp. +	663,284
207,205	New York Community Bancorp, Inc. +	1,873,133
8,087	Pacific Premier Bancorp, Inc. +	194,250
7,484	Provident Financial Services, Inc.	143,543
17,929	Truist Financial Corp.	611,379
17,154	US Bancorp +	618,402
		8,837,970
	Capital Goods - 4.5%
33,045	3M Co.	3,473,360
	Consumer Discretionary Distribution & Retail - 7.3%
15,046	Best Buy Co., Inc. +	1,177,650
26,271	Camping World Holdings, Inc. - Class A +	548,276
32,936	Foot Locker, Inc. +	1,307,230
95,562	Kohl's Corp. +	2,249,530
10,649	Upbound Group, Inc. +	261,007
		5,543,693
	Consumer Durables & Apparel - 5.2%
22,669	Leggett & Platt, Inc. +	722,688
16,047	M.D.C. Holdings, Inc.	623,747
20,465	Whirlpool Corp.	2,701,789
		4,048,224
	Energy - 12.9%
22,318	CVR Energy, Inc.	731,584
10,466	Hess Midstream LP - Class A +	302,886
207,578	Kinder Morgan, Inc. +	3,634,691
10,801	Phillips 66 +	1,095,005
16,588	Pioneer Natural Resources Co.	3,387,933
64,754	Plains GP Holdings LP - Class A	849,573
		10,001,672
	Financial Services - 6.7%
32,967	Ally Financial, Inc.	840,330
26,677	Franklin Resources, Inc. +	718,678
39,956	Invesco, LTD. - ADR (a)	655,278
15,244	Jackson Financial, Inc. - Class A +	570,278
16,316	Navient Corp.	260,893
23,069	The Carlyle Group Inc. +	716,523
19,767	Virtu Financial, Inc. - Class A	373,596
89,722	Western Union Co.	1,000,400
		5,135,976
	Food, Beverage & Tobacco - 8.7%
88,781	Altria Group, Inc.	3,961,408
27,659	Cal Maine Foods, Inc. +	1,684,156
28,416	The Kraft Heinz Co. +	1,098,847
		6,744,411
	Insurance - 4.5%
20,550	Fidelity National Financial, Inc.	717,812
9,355	First American Financial Corp.	520,699
27,284	Old Republic International Corp.	681,282
19,145	Prudential Financial, Inc.	1,584,057
		3,503,850
	Materials - 14.0%
69,146	Dow, Inc.	3,790,584
81,912	International Paper Co.	2,953,747
43,344	LyondellBasell Industries N.V. - Class A - ADR (a)	4,069,568
		10,813,899
	Media - 0.3%
15,340	Sinclair Broadcast Group, Inc. - Class A +	263,234
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
462,421	Viatris, Inc.	4,448,490
	Technology Hardware & Equipment - 5.5%
63,789	Seagate Technology Holdings PLC - ADR (a)	4,217,729
	Telecommunication Services - 4.7%
94,260	Verizon Communications, Inc.	3,665,771
	Utilities - 2.5%
15,356	Clearway Energy, Inc. - Class C +	481,103
41,607	NRG Energy, Inc. +	1,426,704
		1,907,807
	TOTAL COMMON STOCKS (Cost $79,739,368)	76,103,733

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 1.3%
1,019,742	U.S. Bank Money Market Deposit Account, 2.96%	1,019,742
	TOTAL SHORT TERM INVESTMENT (Cost $1,019,742)	1,019,742

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.0%
17,758,706	Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (a)(b)	17,758,706
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,758,706)	17,758,706

	TOTAL INVESTMENTS - 122.8% (Cost $98,517,816)	94,882,181
	Liabilities in Excess of Other Assets - (22.8)%	(17,588,448)
	NET ASSETS - 100.0%	$77,293,733

+	All or portion of this security is on loan as of March 31, 2023. Total value of securities on loan is $17,583,811.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Foreign issued security. Foreign concentration is as follows: Ireland: 5.46%, Netherlands: 5.27%, Bermuda: 0.85%.
(b)	The rate quoted is the annualized seven-day yield as of March 31, 2023.
(c)	Privately offered liquidity fund.
The accompanying notes are an integral part of these schedules of investments.